Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Income /(Loss) Before Income Taxes from Continuing Operations

Significant components of the provision for income taxes on earnings for the years ended December 31, 2022, 2023 and 2024 from continuing operations are as follows:

	Years ended December 31,
	2022	2023	2024

Current:	$—	(14)	$839
Deferred:	—	—	—
Income tax (expense) benefits	$—	(14)	$839

Schedule of Deferred Tax Assets and Liabilities

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2023	2024
Deferred tax asset:
Accrued expense	$1	$1
Allowance for doubtful accounts	346	152
Depreciation	84	—
Lease Liability	2,095	77
Tax loss carried forward	6,661	7,401
Research and development capitalization	91	922
Tax Credits	59	—
Total deferred tax assets	9,337	8,552
Valuation allowance	(7,794)	(8,371)
Deferred tax assets, net of valuation allowance	$1,543	$181

Deferred tax liabilities:
- Unrealized gain on acquisition/disposal	173	181
- Right-of-use assets	1,370	—
Total deferred tax liabilities	$1,543	$181
Deferred tax assets, net of valuation allowance and deferred tax liabilities	—	—

Schedule of Operating Loss Carried Forwards	The following represents the amounts and expiration dates of operating loss carried forwards for tax purpose:
Amount
2025	—
2026	—
2027	—
2028	—
2029 and thereafter	$44,150
Total	$44,150

Schedule of Roll-Forward of Valuation Allowance

The following represents a roll-forward of the valuation allowance for each of the years:

	As of December 31,
	2023	2024
Balance at beginning of the year	$6,579	$7,794
Allowance made during the year	1,215	577
Reversals	—	—
NOL expire	—	—
Balance at end of the year	$7,794	$8,371

Schedule of Reconciliation between Total Income Tax Expense

Reconciliation between total income tax expense and the amount computed by applying the US statutory income tax rate to income before income taxes is as follows:

	Years ended December 31,
	2022	2023	2024
	%	%	%

Weighted average statutory income tax rate	(21)%	(21)%	(21)%
States taxes, net of federal benefit	(5)%	(7)%	(4)%
Tax effect of non-deductible expenses	(4)%	—%	—%
Tax effect of tax-exempt entities	4%	2%	28.36%
Prior year true up	—%	(5)%	%
Changes in valuation allowance	26%	31%	(3.36)%
Effect of tax amendment	—	—	(158.11)
Effective tax rate	—%	—%	(158.11)%

Schedule of Income /(Loss) Before Income Taxes from Continuing Operations

Income/(loss) before income taxes from continuing operations is attributable to the following geographic locations for the years ended December 31:

	Year ended December 31,
	2022	2023	2024
United States	$(7,305)	$(2,843)	$186
Foreign	(1,947)	(318)	(716)
Total loss before income taxes	$(9,252)	$(3,161)	$(530)